Significant Accounting Policies and Recent Accounting Pronouncements (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jan. 01, 2023 USD ($)
Allowance for credit losses	$ 0	$ 0	$ 0
Allowance for credit recoveries	0	0	$ 0
Allowance for doubtful accounts	$ 1,500,000	1,900,000
Number of reportable segments | segment	2
Accumulated deficit	$ (799,820,000)	$ (756,342,000)
Cumulative Effect, Period of Adoption, Adjustment | Accounting Standards Update 2023-08
Accumulated deficit				$ 6,000,000.0